Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets and allowance for credit losses consist of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
VAT recoverable	15,134	9,740	1,356
Prepaid expense	5,607	4641	698
Investment buyback receivable (1)	30,000	30,000	4,290
Loans receivable (2)	21,700	18,335	2,622
Other receivables	2,309	7,226	1,036
Total	74,750	69,942	10,002
Less: allowance for credit losses	(46,335)	(46,335)	(6,626)
Prepaid expenses and other current assets, net	28,415	23,607	3,376

(1)	The Company invested RMB30,000 in Yieryi for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB30,000. On August 25, 2023, such shareholder and his related party pledged their ownership of 1.3 million ordinary shares of the Company to ensure the recoverability of the receivable balance. On March 22, 2024, such shareholder and his related party further pledged their ownership of 2,969,114 ordinary shares of the Company to ensure the recoverability of the receivable balance. The Company made full allowance of RMB30,000 in the year ended December 31, 2024, due to uncertainty of collectability.

(2)

The balance represents amount lent to several third parties with various interest rate for working capital purpose.

The Company made an allowance of RMB16,335 in the year ended December 31, 2023, due to uncertainly collectability.

An analysis of the allowance for credit losses is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Balance, beginning of year	-	16,335	46,335	6,626
Additions	16,335	30,000	-	-
Balance, end of year	16,335	46,335	46,335	6,626